Subsequent events (Details Narrative) - CNY (¥)	May 22, 2023	May 10, 2023	May 07, 2023	Jun. 08, 2023	Mar. 31, 2023
Ms Ting T Ing Chang [Member]
Subsequent Event [Line Items]
Line of credit Facility					¥ 2,325,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit Facility	¥ 3,600,000	¥ 1,400,000
Line of term	12 months	12 months
Annual interest rate	3.85%	3.85%
Annual rent				¥ 553,176
Leasel rent				¥ 586,920
Subsequent Event [Member] | Ms Ting T Ing Chang [Member]
Subsequent Event [Line Items]
Term loan			3 years
Proceeds from loan			¥ 2,325,000
Interest rate			3.80%